Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Boston Common ESG Impact Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact Emerging Markets Fund
Class Name	Boston Common ESG Impact Emerging Markets Fund
Trading Symbol	BCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Common ESG Impact Emerging Markets Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact Emerging Markets Fund	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ending September 30, 2025, the Boston Common ESG Impact Emerging Markets Fund (the “Fund”) returned 18.23%, ahead of the MSCI EM Index (the “Index”) which gained 17.32% over the same period.
Strength in technology and artificial intelligence (AI), easing economic conditions in markets, and renewed investor optimism in China drove investor sentiment and market performance during the period. The Fund’s Technology selections contributed most to relative performance, gaining from investments in semiconductor stocks, TSM and SK Hynix, both AI supply chain beneficiaries. Delta Electronic was also a beneficiary of the growing AI supply chain. The Consumer Discretionary sector was another area of strength, led by Chinese e-commerce platform provider Alibaba, and South Africa’s Naspers Group, which holds an investment in China’s internet giant Tencent. Our lack of exposure to Energy also contributed to relative performance. Healthcare detracted most from relative performance. Kalbe Farma was a notable underperformer due to weakening consumer sentiment in Indonesia and deteriorating economic conditions.
We continue to monitor the AI investment cycle and its creation of differentiated outcomes across emerging markets, noting that hardware supply-chain leaders in Taiwan and Korea remain key beneficiaries. We trimmed Consumer Discretionary in China and South Africa after recent rallies. We also added cyclical exposure to Industrials after a pullback in Brazil and China. Financials remain underweight, although we rebalanced regionally by adding to Poland and the Philippines, while reducing exposure in other central and Eastern European countries following strong performance.

Top Contributors
↑	TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADS
↑	DELTA ELECTRONIC
↑	SK HYNIX INC
↑	ALIBABA GROUP HLDG
↑	NASPERS

Top Detractors
↓	MEITUAN
↓	KALBE FARMA
↓	INFOSYS LTD SPONSORED ADR
↓	WEG SA
↓	VOLTAS LTD

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/20/2021)
Boston Common ESG Impact Emerging Markets Fund	18.23	4.98
MSCI EM (EMERGING MARKETS) Net (USD)	17.32	4.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
Net Assets	$ 97,232,151
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 378,764
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$97,232,151
Number of Holdings	51
Net Advisory Fee	$378,764
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Alibaba Group Holding Ltd.	5.7%
Naspers Ltd.	5.2%
Delta Electronics, Inc.	4.6%
HDFC Bank Ltd.	3.4%
Bharti Airtel Ltd.	3.1%
SK Hynix, Inc.	3.1%
Ping An Insurance Group Co. of China Ltd.	2.7%
First American Treasury Obligations Fund	2.6%
Contemporary Amperex Technology Co. Ltd.	2.6%

Top Sectors[1]	(% of Net Assets)
Information Technology	27.0%
Financials	20.4%
Consumer Discretionary	16.5%
Industrials	13.6%
Communication Services	7.9%
Consumer Staples	5.8%
Health Care	2.7%
Real Estate	1.6%
Utilities	1.5%
Cash & Other	3.0%
[1]
Updated Prospectus Web Address	https://bostoncommonfunds.com/literature/
Boston Common ESG Impact International Fund
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact International Fund
Class Name	Boston Common ESG Impact International Fund
Trading Symbol	BCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Common ESG Impact International Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact International Fund	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ending September 30, 2025, the Boston Common ESG Impact International Fund (the “Fund”) gained 8.46%. The MSCI EAFE Index (the “Index”) returned 14.99% over the same period.
Healthy economic data and growth-oriented policies globally helped to offset geopolitical turbulence. Strong stock selection in the Consumer Discretionary and Technology sectors contributed positively to relative performance. Dutch ecommerce holding company Prosus and Japanese semiconductor equipment manufacturer Advantest were among top performers. Our lack of exposure to Energy also contributed to relative performance. Industrials was the largest detractor from relative performance. Japanese water treatment company Kurita and UK industrial equipment rental company Ashtead provided dissapointing returns. Financials underperformed driven by poor performance from Australian diversified financial company Macquarie
Our strategy emphasizes high-quality businesses that manage ESG opportunities and risks. Our investments include companies selling environmental solutions, such as electrification, energy efficiency, and water treatment. The Fund is overweight the Technology, Healthcare, and Consumer Staples sectors, balanced with more exposure to Healthcare and an underweight to commodities and Materials. The Financial Services sector is another area of focus, with particular emphasis companies that are levered to global growth along with secular expansion opportunities.

Top Contributors
↑	MITSUBISHI UFJ FIN
↑	INTESA SANPAOLO
↑	ADVANTEST CORP
↑	MITSUBISHI ELEC CP
↑	ING GROEP N.V.

Top Detractors
↓	NOVO NORDISK A/S
↓	DSM FIRMENICH AG
↓	KEYENCE CORP
↓	BEIERSDORF AG
↓	JAMES HARDIE INDUS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Boston Common ESG Impact International Fund	8.46	4.78	6.23
MSCI EAFE Net (USD)	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
Net Assets	$ 305,974,132
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 2,158,114
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$305,974,132
Number of Holdings	64
Net Advisory Fee	$2,158,114
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
Mitsubishi UFJ Financial Group, Inc.	3.1%
Sony Group Corp.	2.6%
ING Groep NV	2.6%
AstraZeneca PLC	2.6%
Intesa Sanpaolo SpA	2.6%
Roche Holding AG	2.6%
Oversea-Chinese Banking Corp. Ltd.	2.5%
AXA SA	2.5%
Siemens AG	2.5%
Schneider Electric SE	2.5%

Top Sectors[1]	(% of Net Assets)
Financials	24.6%
Industrials	18.9%
Health Care	13.9%
Information Technology	10.8%
Consumer Discretionary	10.8%
Consumer Staples	9.3%
Communication Services	4.8%
Utilities	3.6%
Materials	2.6%
Cash & Other	0.7%
[2]
Updated Prospectus Web Address	https://bostoncommonfunds.com/literature/
Boston Common ESG Impact US Equity Fund
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact US Equity Fund
Class Name	Boston Common ESG Impact US Equity Fund
Trading Symbol	BCAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Common ESG Impact US Equity Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact US Equity Fund	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the twelve months ending September 30, 2025, the Fund returned 14.18%, behind the 17.60% return of the S&P 500® Index (the “Index”) over the same period.
Mega-cap stocks continued to dominate market returns over the period, as the Index reached multiple all-time highs. Communication Services contributed to relative returns benefiting from Netflix’s strong earnings. Real Estate also provided Our lack of exposure to the underperforming Energy sector also contributed to relative returns. Stock selection in Healthcare detracted most from relative performance led by poor returns from Merck & Co and Regeron and other holdings in the biopharma space. Relative performance in the Technology sector held back by the underweight in semiconductor stocks and weakness in software holdings.
The slowdown in corporate hiring has given the Federal Reserve room to cut short-term rates, despite lingering concerns about inflation. Fiscal primacy and deficit spending continue, with the potential for persistent higher long-term interest rates and demand for safe-haven assets. Recent tax law changes, incentives for onshoring production, and the rapid decline in immigration have also supported capital spending on industrial automation. Meanwhile, residential real estate, a significant economic sector, remains subdued, and consumer spending uneven. Surging wealth effects support high-income households, while slowing wage growth and reduced government support have led many others to reduce spending or trade down.
We see plenty of opportunities for active stock selection to add value. As the market broadens beyond the largest names, we emphasize high-quality companies with secular, structural, or ESG-driven levers for growth and rerating.

Top Contributors
↑	BROADCOM INC COM
↑	NVIDIA CORPORATION COM
↑	NETFLIX INC COM
↑	ALPHABET INC CAP STK CL C
↑	MORGAN STANLEY COM NEW

Top Detractors
↓	MERCK & CO INC COM
↓	REGENERON PHARMACEUTICALS
↓	ELI LILLY & CO COM
↓	APPLE INC COM
↓	VERTEX PHARMACEUTICALS INC COM

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Boston Common ESG Impact US Equity Fund	14.18	14.12	12.85
S&P 500 TR	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
Net Assets	$ 74,193,104
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 434,619
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$74,193,104
Number of Holdings	50
Net Advisory Fee	$434,619
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.3%
NVIDIA Corp.	7.7%
Apple, Inc.	6.7%
Alphabet, Inc.	6.3%
Broadcom, Inc.	4.5%
Netflix, Inc.	3.7%
Visa, Inc.	3.6%
TJX Cos., Inc.	2.7%
T-Mobile US, Inc.	2.7%
Booking Holdings, Inc.	2.5%

Top Sectors[1]	(% of Net Assets)
Information Technology	32.7%
Communication Services	13.9%
Financials	12.3%
Industrials	9.7%
Health Care	9.4%
Consumer Discretionary	8.8%
Consumer Staples	4.8%
Materials	2.5%
Real Estate	2.2%
Cash & Other	3.7%
[3]
Updated Prospectus Web Address	https://bostoncommonfunds.com/literature/

[1]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.